Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0000914036
Amendment Flag	false
Document Creation Date	Apr 9, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Inflation Protected Bond Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP BlackRock Inflation Protected Bond Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP BlackRock Inflation Protected Bond Fund		Standard Class	Service Class
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	0.55%	0.80%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP BlackRock Inflation Protected Bond Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	56	176	307	689
Service Class	82	255	444	990

Expense Example, No Redemption LVIP BlackRock Inflation Protected Bond Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	56	176	307	689
Service Class	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 657% of the average value of its portfolio.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds (or securities with similar economic characteristics) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

The Fund maintains an average portfolio duration (a measure of interest rate sensitivity) that is within 20% of the average portfolio duration of the fund's benchmark, the Barclays U.S. TIPS Index.

The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

The Fund may buy or sell options or futures, or enter into total return or interest rate swaps, or foreign currency transactions (collectively, known as derivatives). The Fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase fund expenses. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the Fund's investment strategy or for temporary defensive purposes.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Liquidity Risk: The Fund may invest up to 15% of net assets in illiquid holdings. The Fund may have difficulty precisely valuing these holdings and may be unable to sell these holding at the time or price desired.
  Deflation Risk: Deflation risk is the risk that prices throughout the economy will decline over time - the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for a fund.
  When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risks: The fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2011 at: 4.39%.
The Fund's lowest return for a quarter occurred in the first quarter of 2011 at: 1.99%.
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP BlackRock Inflation Protected Bond Fund	1 year	Lifetime	Inception Date
Standard Class	12.14%	8.58%	May 3, 2010
Service Class	11.88%	8.31%	May 3, 2010
Barclays Capital U.S Tips Index	13.56%	10.23%	May 3, 2010

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP BlackRock Inflation Protected Bond Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 657% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	657.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds (or securities with similar economic characteristics) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

The Fund maintains an average portfolio duration (a measure of interest rate sensitivity) that is within 20% of the average portfolio duration of the fund's benchmark, the Barclays U.S. TIPS Index.

The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

The Fund may buy or sell options or futures, or enter into total return or interest rate swaps, or foreign currency transactions (collectively, known as derivatives). The Fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase fund expenses. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the Fund's investment strategy or for temporary defensive purposes.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Liquidity Risk: The Fund may invest up to 15% of net assets in illiquid holdings. The Fund may have difficulty precisely valuing these holdings and may be unable to sell these holding at the time or price desired.
  Deflation Risk: Deflation risk is the risk that prices throughout the economy will decline over time - the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for a fund.
  When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risks: The fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2011 at: 4.39%.
		The Fund's lowest return for a quarter occurred in the first quarter of 2011 at: 1.99%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP BlackRock Inflation Protected Bond Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[1]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	176
5 years	rr_ExpenseExampleNoRedemptionYear05	307
10 years	rr_ExpenseExampleNoRedemptionYear10	689
2011	rr_AnnualReturn2011	12.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.99%
1 year	rr_AverageAnnualReturnYear01	12.14%
Lifetime	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP BlackRock Inflation Protected Bond Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	990
1 year	rr_AverageAnnualReturnYear01	11.88%
Lifetime	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP BlackRock Inflation Protected Bond Fund | Barclays Capital U.S Tips Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.56%
Lifetime	rr_AverageAnnualReturnSinceInception	10.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

LVIP Delaware Bond Fund
LVIP Delaware Bond Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Bond Fund (the “Fund”) is maximum current income (yield) consistent with a prudent investment strategy.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Bond Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Bond Fund	Standard Class	Service Class
Management Fee	0.32%	0.32%
Distribution and/or Service (12b-1) fees	none	0.35%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.39%	0.74%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual results may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Delaware Bond Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	40	125	219	493
Service Class	76	237	411	918

Expense Example, No Redemption LVIP Delaware Bond Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	40	125	219	493
Service Class	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 379% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing in a diverse group of domestic fixed-income securities (debt obligations). The Fund, under normal circumstances, invests at least 80% of its assets in bond securities. The Fund invests in significant amounts of debt obligations with medium term maturities (5-15 years) and some debt obligations with short term maturities (0-5 years) and long term maturities (over 15 years).

The Fund will invest primarily in a combination of:

  investment-grade corporate bonds;
  obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
  mortgage-backed securities.
Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties.

To pursue its investment strategy, the Fund may also invest to a lesser degree in:

  U.S. corporate bonds rated lower than medium-grade (junk bonds);
  Foreign securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities or political subdivisions;
  Emerging market securities; and
  Derivatives, such as futures and credit default swaps, to manage risk exposure more efficiently than may be possible trading only physical securities.
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations.

At times when adverse conditions are anticipated, the sub-adviser may want to protect gains on securities without actually selling them. The sub-adviser might use options or futures to neutralize the effect of any price declines, without selling a bond or bonds or a swap agreement or agreements, or as a hedge against changes in interest rates. The sub-adviser may also sell an option contract (often referred to as “writing” an option) to earn additional income for the Fund. The Fund may not engage in such transactions to the extent that obligations resulting from these activities exceed 25% of its assets. Use of these strategies can increase operating costs of the Fund and can lead to loss of principal.

As part of its risk management, the Fund’s portfolio of securities has an overall minimum weighted average credit rating of AA-/Aa3 as defined by Standard & Poor’s Corp. and Moody’s Investors Service, Inc., respectively. This overall minimum weighted credit rating ensures that the portfolio will remain investment grade even though the Fund may invest in individual securities that present a higher level of risk. In pursuing its objective, the Fund may engage in active trading.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  U.S. Treasury Risk: Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 7.79%.
The Fund’s lowest return for a quarter occurred in the second quarter of 2004 at: (3.04%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Delaware Bond Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	7.64%	7.29%	6.63%		May 15, 2003
Standard Class Barclays Capital U.S. Aggregate Index	7.84%	6.50%	5.77%		May 15, 2003
Service Class	7.26%	6.93%		5.56%	May 15, 2003
Service Class Barclays Capital U.S. Aggregate Index	7.84%	6.50%		5.11%	May 15, 2003

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP Delaware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Bond Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Bond Fund (the “Fund”) is maximum current income (yield) consistent with a prudent investment strategy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 379% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	379.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual results may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a diverse group of domestic fixed-income securities (debt obligations). The Fund, under normal circumstances, invests at least 80% of its assets in bond securities. The Fund invests in significant amounts of debt obligations with medium term maturities (5-15 years) and some debt obligations with short term maturities (0-5 years) and long term maturities (over 15 years).

The Fund will invest primarily in a combination of:

  investment-grade corporate bonds;
  obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
  mortgage-backed securities.
Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties.

To pursue its investment strategy, the Fund may also invest to a lesser degree in:

  U.S. corporate bonds rated lower than medium-grade (junk bonds);
  Foreign securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities or political subdivisions;
  Emerging market securities; and
  Derivatives, such as futures and credit default swaps, to manage risk exposure more efficiently than may be possible trading only physical securities.
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations.

At times when adverse conditions are anticipated, the sub-adviser may want to protect gains on securities without actually selling them. The sub-adviser might use options or futures to neutralize the effect of any price declines, without selling a bond or bonds or a swap agreement or agreements, or as a hedge against changes in interest rates. The sub-adviser may also sell an option contract (often referred to as “writing” an option) to earn additional income for the Fund. The Fund may not engage in such transactions to the extent that obligations resulting from these activities exceed 25% of its assets. Use of these strategies can increase operating costs of the Fund and can lead to loss of principal.

As part of its risk management, the Fund’s portfolio of securities has an overall minimum weighted average credit rating of AA-/Aa3 as defined by Standard & Poor’s Corp. and Moody’s Investors Service, Inc., respectively. This overall minimum weighted credit rating ensures that the portfolio will remain investment grade even though the Fund may invest in individual securities that present a higher level of risk. In pursuing its objective, the Fund may engage in active trading.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  U.S. Treasury Risk: Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 7.79%.
		The Fund’s lowest return for a quarter occurred in the second quarter of 2004 at: (3.04%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Delaware Bond Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	493
1 year	rr_ExpenseExampleNoRedemptionYear01	40
3 years	rr_ExpenseExampleNoRedemptionYear03	125
5 years	rr_ExpenseExampleNoRedemptionYear05	219
10 years	rr_ExpenseExampleNoRedemptionYear10	493
2002	rr_AnnualReturn2002	10.13%
2003	rr_AnnualReturn2003	7.28%
2004	rr_AnnualReturn2004	5.30%
2005	rr_AnnualReturn2005	2.64%
2006	rr_AnnualReturn2006	4.71%
2007	rr_AnnualReturn2007	5.45%
2008	rr_AnnualReturn2008	(2.92%)
2009	rr_AnnualReturn2009	18.90%
2010	rr_AnnualReturn2010	8.49%
2011	rr_AnnualReturn2011	7.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
1 year	rr_AverageAnnualReturnYear01	7.64%
5 years	rr_AverageAnnualReturnYear05	7.29%
10 years	rr_AverageAnnualReturnYear10	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Delaware Bond Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	411
10 years	rr_ExpenseExampleNoRedemptionYear10	918
1 year	rr_AverageAnnualReturnYear01	7.26%
5 years	rr_AverageAnnualReturnYear05	6.93%
Life of class	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Delaware Bond Fund | Barclays Capital U.S. Aggregate Index | Standard Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
10 years	rr_AverageAnnualReturnYear10	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Delaware Bond Fund | Barclays Capital U.S. Aggregate Index | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Life of class	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003

LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Floating Rate Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is to seek total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Diversified Floating Rate Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Diversified Floating Rate Fund	Standard Class	Service Class
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.71%	0.96%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Delaware Diversified Floating Rate Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	73	227	395	883
Service Class	98	306	531	1,178

Expense Example, No Redemption LVIP Delaware Diversified Floating Rate Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	73	227	395	883
Service Class	98	306	531	1,789

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its total assets in floating rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities.

The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivative instruments may be utilized to effectively convert the fixed rate of interest payments from a group of certain fund portfolio securities into floating rate interest payments. The average portfolio duration (i.e., the sensitivity to general changes in interest rates) of the Fund will generally not exceed one year.

Up to 50% of the Fund’s total assets may be allocated to below-investment-grade securities (“junk bonds”). Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. Non-U.S.-dollar-denominated securities will be limited to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. Derivatives may be used for hedging or non-hedging purposes, such as to enhance total return or to gain exposure to certain securities or markets. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

As a part of its risk management, the Fund's portfolio of securities has an overall minimum weighted average credit rating of A3 or above by Moody's Investors Service, Inc. This minimum credit rating ensures that the portfolio on average will remain investment grade even though the Fund may invest in individual securities rated below investment grade that present a higher level of risk.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Liquidity Risk: The Fund may invest up to 15% of net assets in illiquid holdings. The Fund may have difficulty precisely valuing these holdings and may be unable to sell these holding at the time or price desired.
  Loan Risk: Bank loans (i.e. loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Floating Rate Composite, which is an unmanaged index compiled by LIA, the Fund's adviser, and is constructed as follows: 70% Barclays Capital U.S. Floating Rate Note Index, 25% Barclays Capital U.S. High Yield Loans Index, and 5% Bank of America ABS Master Floating Rate Index. The Floating Rate Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2011 at: 1.22%.
The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (2.22%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Delaware Diversified Floating Rate Fund	1 year	Since Inception	Inception Date
Standard Class	(0.24%)	0.76%	May 3, 2010
Service Class	(0.49%)	0.50%	May 3, 2010
Band of America Merrill Lynch USD LIBOR 3-Month Index	0.27%	0.32%	May 3, 2010
Floating Rate Composite	(0.34%)	0.74%	May 3, 2010

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP Delaware Diversified Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Diversified Floating Rate Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its total assets in floating rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities.

The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivative instruments may be utilized to effectively convert the fixed rate of interest payments from a group of certain fund portfolio securities into floating rate interest payments. The average portfolio duration (i.e., the sensitivity to general changes in interest rates) of the Fund will generally not exceed one year.

Up to 50% of the Fund’s total assets may be allocated to below-investment-grade securities (“junk bonds”). Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. Non-U.S.-dollar-denominated securities will be limited to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. Derivatives may be used for hedging or non-hedging purposes, such as to enhance total return or to gain exposure to certain securities or markets. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

As a part of its risk management, the Fund's portfolio of securities has an overall minimum weighted average credit rating of A3 or above by Moody's Investors Service, Inc. This minimum credit rating ensures that the portfolio on average will remain investment grade even though the Fund may invest in individual securities rated below investment grade that present a higher level of risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Liquidity Risk: The Fund may invest up to 15% of net assets in illiquid holdings. The Fund may have difficulty precisely valuing these holdings and may be unable to sell these holding at the time or price desired.
  Loan Risk: Bank loans (i.e. loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Floating Rate Composite, which is an unmanaged index compiled by LIA, the Fund's adviser, and is constructed as follows: 70% Barclays Capital U.S. Floating Rate Note Index, 25% Barclays Capital U.S. High Yield Loans Index, and 5% Bank of America ABS Master Floating Rate Index. The Floating Rate Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Information has also been included for the Floating Rate Composite, which is an unmanaged index compiled by LIA, the Fund's adviser, and is constructed as follows: 70% Barclays Capital U.S. Floating Rate Note Index, 25% Barclays Capital U.S. High Yield Loans Index, and 5% Bank of America ABS Master Floating Rate Index. The Floating Rate Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2011 at: 1.22%.
		The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (2.22%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Delaware Diversified Floating Rate Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	883
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	227
5 years	rr_ExpenseExampleNoRedemptionYear05	395
10 years	rr_ExpenseExampleNoRedemptionYear10	883
2011	rr_AnnualReturn2011	(0.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.22%)
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP Delaware Diversified Floating Rate Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	531
10 years	rr_ExpenseExampleNoRedemptionYear10	1,789
1 Year	rr_AverageAnnualReturnYear01	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP Delaware Diversified Floating Rate Fund | Band of America Merrill Lynch USD LIBOR 3-Month Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP Delaware Diversified Floating Rate Fund | Floating Rate Composite
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010

LVIP Global Income Fund
LVIP Global Income Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Global Income Fund (the “Fund”) is to seek current income consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Global Income Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Global Income Fund		Standard Class	Service Class
Management Fee		0.65%	0.65%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses		0.78%	1.03%
Less Fee Waiver	[1]	(0.05%)	(0.05%)
Net Expenses (After Fee Waiver)		0.73%	0.98%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Global Income Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	75	244	428	961
Service Class	100	323	564	1,255

Expense Example, No Redemption LVIP Global Income Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	75	244	428	961
Service Class	100	323	564	1,255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. The Fund focuses on investment grade bonds, which are issues rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P®”) or Moody’s Investors Service (“Moody’s”), or if unrated determined by the Fund’s sub-advisers to be of comparable quality. The Fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (“junk bonds”) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The Fund may invest a significant portion of its assets in emerging markets.

The Fund may enter into various derivative strategies for hedging purposes, or for non-hedging purposes such as to increase liquidity, as a substitute for taking a position directly in the underlying asset, or to enhance returns or generate income for the Fund. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements. The results of these strategies may represent, at times, a significant component of the Fund's investment returns. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. Swap agreements may include interest rate, index, total return, currency and credit default swaps. Interest rate futures and swaps may be used to implement the sub-adviser's views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows. The use of derivatives may allow the Fund to obtain net long or net negative (short) exposures to selected currencies, interest rates, countries, duration or credit risks.

The adviser, Lincoln Investment Advisors Corporation, serves as the investment adviser to the Fund. The adviser has selected Mondrian Investment Partners Limited (“Mondrian”) and Franklin Advisers, Inc. (“Franklin”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

Mondrian's approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed-income instruments for the Fund, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation.

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political and economic conditions.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the third quarter of 2010 at: 8.72%.

The fund's lowest return for a quarter occurred in the third quarter of 2011 at: (3.52%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Global Income Fund	1 year	Since Inception	Inception Date
Standard Class	1.09%	7.71%	May 4, 2009
Service Class	0.83%	7.49%	May 4, 2009
Citigroup World Government Bond Index Non-U.S.	5.17%	7.64%	May 4, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Global Income Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Global Income Fund (the “Fund”) is to seek current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. The Fund focuses on investment grade bonds, which are issues rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P®”) or Moody’s Investors Service (“Moody’s”), or if unrated determined by the Fund’s sub-advisers to be of comparable quality. The Fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (“junk bonds”) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The Fund may invest a significant portion of its assets in emerging markets.

The Fund may enter into various derivative strategies for hedging purposes, or for non-hedging purposes such as to increase liquidity, as a substitute for taking a position directly in the underlying asset, or to enhance returns or generate income for the Fund. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements. The results of these strategies may represent, at times, a significant component of the Fund's investment returns. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. Swap agreements may include interest rate, index, total return, currency and credit default swaps. Interest rate futures and swaps may be used to implement the sub-adviser's views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows. The use of derivatives may allow the Fund to obtain net long or net negative (short) exposures to selected currencies, interest rates, countries, duration or credit risks.

The adviser, Lincoln Investment Advisors Corporation, serves as the investment adviser to the Fund. The adviser has selected Mondrian Investment Partners Limited (“Mondrian”) and Franklin Advisers, Inc. (“Franklin”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

Mondrian's approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed-income instruments for the Fund, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation.

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political and economic conditions.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the fund's highest return for a quarter occurred in the third quarter of 2010 at: 8.72%.

		The fund's lowest return for a quarter occurred in the third quarter of 2011 at: (3.52%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Global Income Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	323
5 years	rr_ExpenseExampleYear05	564
10 years	rr_ExpenseExampleYear10	1,255
1 year	rr_ExpenseExampleNoRedemptionYear01	100
3 years	rr_ExpenseExampleNoRedemptionYear03	323
5 years	rr_ExpenseExampleNoRedemptionYear05	564
10 years	rr_ExpenseExampleNoRedemptionYear10	1,255
1 year	rr_AverageAnnualReturnYear01	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2009
LVIP Global Income Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	244
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	961
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	244
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	961
2010	rr_AnnualReturn2010	9.68%
2011	rr_AnnualReturn2011	1.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.52%)
1 year	rr_AverageAnnualReturnYear01	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2009
LVIP Global Income Fund | Citigroup World Government Bond Index Non-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2009

[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

LVIP J.P. Morgan High Yield Fund
LVIP J.P. Morgan High Yield Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP J.P. Morgan High Yield Fund (the “Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated.
Capital appreciation is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP J.P. Morgan High Yield Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP J.P. Morgan High Yield Fund		Standard Class	Service Class
Management Fee		0.65%	0.65%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.14%	0.14%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	0.80%	1.05%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	(including AFFE)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP J.P. Morgan High Yield Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	82	255	444	990
Service Class	107	334	579	1,283

Expense Example, No Redemption LVIP J.P. Morgan High Yield Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	82	255	444	990
Service Class	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments.

The Fund, under normal circumstances, invests at least 80% of its assets in bonds, other debt securities, loan assignments and participations (“Loans”), commitments to purchase loan assignment (“Unfunded Commitments”) and preferred stocks that are rated below investment grade (“junk bonds”) or unrated. For purposes of this policy, “assets” means net assets plus the amount of borrowings for investment purposes.

The Fund may invest up to 20% of its total assets in other securities, including investment grade debt securities. The Fund's average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may also invest up to 30% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (“Senior Loans”), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (“Junior Loans”). The Fund may also invest up to 15% of its total assets in equity securities.

The Fund may invest up to 100% of total assets in below investment grade or unrated securities. Investments in unrated securities shall be limited to 25% of the Fund's assets. These securities generally are rated in the fifth or lower rating categories (BB or lower by Standard & Poor's Corp. and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Such securities may include so-called “distressed debt” (i.e. securities of insurers experiencing financial or operating difficulties or operating in troubled industries), and such debt may be in or at risk of imminent default at the time of purchase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments for risk management, and/or to increase income or gain to the Fund.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the Fund may experience difficulty closing out positions at prevailing market prices.
  Loan Risk: Bank loans (i.e. loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
  Liquidity Risk: The Fund may invest up to 15% of net assets in illiquid holdings. The Fund may have difficulty precisely valuing these holdings and may be unable to sell these holding at the time or price desired.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the fourth quarter of 2011 at: 5.74%.
The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (7.02%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP J.P. Morgan High Yield Fund	1 year	Lifetime	Inception Date
Standard Class	2.78%	5.75%	May 3, 2010
Service Class	2.54%	5.50%	May 3, 2010
Barclays Capital US High Yield 2% Issuer Cap TR	4.96%	7.46%	May 3, 2010

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP J.P. Morgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP J.P. Morgan High Yield Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP J.P. Morgan High Yield Fund (the “Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments.

The Fund, under normal circumstances, invests at least 80% of its assets in bonds, other debt securities, loan assignments and participations (“Loans”), commitments to purchase loan assignment (“Unfunded Commitments”) and preferred stocks that are rated below investment grade (“junk bonds”) or unrated. For purposes of this policy, “assets” means net assets plus the amount of borrowings for investment purposes.

The Fund may invest up to 20% of its total assets in other securities, including investment grade debt securities. The Fund's average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may also invest up to 30% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (“Senior Loans”), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (“Junior Loans”). The Fund may also invest up to 15% of its total assets in equity securities.

The Fund may invest up to 100% of total assets in below investment grade or unrated securities. Investments in unrated securities shall be limited to 25% of the Fund's assets. These securities generally are rated in the fifth or lower rating categories (BB or lower by Standard & Poor's Corp. and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Such securities may include so-called “distressed debt” (i.e. securities of insurers experiencing financial or operating difficulties or operating in troubled industries), and such debt may be in or at risk of imminent default at the time of purchase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments for risk management, and/or to increase income or gain to the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the Fund may experience difficulty closing out positions at prevailing market prices.
  Loan Risk: Bank loans (i.e. loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
  Liquidity Risk: The Fund may invest up to 15% of net assets in illiquid holdings. The Fund may have difficulty precisely valuing these holdings and may be unable to sell these holding at the time or price desired.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the fourth quarter of 2011 at: 5.74%.
		The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (7.02%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP J.P. Morgan High Yield Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1],[2]
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	990
2011	rr_AnnualReturn2011	2.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.02%)
1 year	rr_AverageAnnualReturnYear01	2.78%
Lifetime	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP J.P. Morgan High Yield Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1],[2]
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,283
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	334
5 years	rr_ExpenseExampleNoRedemptionYear05	579
10 years	rr_ExpenseExampleNoRedemptionYear10	1,283
1 year	rr_AverageAnnualReturnYear01	2.54%
Lifetime	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
LVIP J.P. Morgan High Yield Fund | Barclays Capital US High Yield 2% Issuer Cap TR
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.96%
Lifetime	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	(including AFFE)

LVIP Money Market Fund
LVIP Money Market Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Money Market Fund (the “Fund”) is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Money Market Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Money Market Fund	Standard Class	Service Class
Management Fee	0.36%	0.36%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.43%	0.68%

Due to the current low yield environment, the adviser may voluntarily waive a portion of its management fee. This temporary waiver may be modified or terminated by the adviser at any time and without shareholder approval.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	44	138	241	542
Service Class	69	218	379	847

Expense Example, No Redemption LVIP Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	44	138	241	542
Service Class	69	218	379	847

Principal Investment Strategies
The Fund pursues its objective by investing in a diverse group of high-quality short-term money market instruments that mature or are subject to a demand feature requiring principal payment within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:

  obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
  commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.
When selecting money market securities, the sub-adviser considers the Federal Reserve Board’s current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The sub-adviser then selects individual securities based on the attractiveness of their yield and length of maturity. The Fund maintains a maximum weighted average portfolio maturity of no greater than 60 days. When evaluating the Fund’s performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

Principal Risks
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of $10.00 per fund share, it is possible to lose money by investing in the Fund. Below are specific principal risks of investing in the Fund.

  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held. Certain securities issued by U.S. Government instrumentalities and federal agencies are neither direct obligations of, nor are they guaranteed by the U.S. Treasury.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year, five year and ten year periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2007 at: 1.25%.
The Fund's lowest return for a quarter occurred in the fourth quarter of 2011 at: 0.01%.
The Fund’s 7-day yield for the period ended December 31, 2011 was 0.06%.
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Money Market Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	0.03%	1.52%	1.79%		May 15, 2003
Service Class	0.03%	1.37%		1.70%	May 15, 2003
Citigroup 90 day T-Bill Index Standard Class	0.08%	1.36%	1.85%		May 15, 2003
Citigroup 90 day T-Bill Index Service Class	0.08%	1.36%		1.90%	May 15, 2003

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Money Market Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Money Market Fund (the “Fund”) is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Due to the current low yield environment, the adviser may voluntarily waive a portion of its management fee. This temporary waiver may be modified or terminated by the adviser at any time and without shareholder approval.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a diverse group of high-quality short-term money market instruments that mature or are subject to a demand feature requiring principal payment within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:

  obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
  commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.
When selecting money market securities, the sub-adviser considers the Federal Reserve Board’s current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The sub-adviser then selects individual securities based on the attractiveness of their yield and length of maturity. The Fund maintains a maximum weighted average portfolio maturity of no greater than 60 days. When evaluating the Fund’s performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of $10.00 per fund share, it is possible to lose money by investing in the Fund. Below are specific principal risks of investing in the Fund.

  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held. Certain securities issued by U.S. Government instrumentalities and federal agencies are neither direct obligations of, nor are they guaranteed by the U.S. Treasury.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of $10.00 per fund share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year, five year and ten year periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year, five year and ten year periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2007 at: 1.25%.
The Fund's lowest return for a quarter occurred in the fourth quarter of 2011 at: 0.01%.
		The Fund’s 7-day yield for the period ended December 31, 2011 was 0.06%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.06%
LVIP Money Market Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
1 year	rr_ExpenseExampleNoRedemptionYear01	44
3 years	rr_ExpenseExampleNoRedemptionYear03	138
5 years	rr_ExpenseExampleNoRedemptionYear05	241
10 years	rr_ExpenseExampleNoRedemptionYear10	542
2002	rr_AnnualReturn2002	1.36%
2003	rr_AnnualReturn2003	0.68%
2004	rr_AnnualReturn2004	0.88%
2005	rr_AnnualReturn2005	2.79%
2006	rr_AnnualReturn2006	4.68%
2007	rr_AnnualReturn2007	4.97%
2008	rr_AnnualReturn2008	2.34%
2009	rr_AnnualReturn2009	0.32%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 year	rr_AverageAnnualReturnYear01	0.03%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-day yield ended December 31, 2011
LVIP Money Market Fund | Standard Class | Citigroup 90 day T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
10 years	rr_AverageAnnualReturnYear10	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Money Market Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
1 year	rr_ExpenseExampleNoRedemptionYear01	69
3 years	rr_ExpenseExampleNoRedemptionYear03	218
5 years	rr_ExpenseExampleNoRedemptionYear05	379
10 years	rr_ExpenseExampleNoRedemptionYear10	847
1 year	rr_AverageAnnualReturnYear01	0.03%
5 years	rr_AverageAnnualReturnYear05	1.37%
Life of class	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Money Market Fund | Service Class | Citigroup 90 day T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Life of class	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003

LVIP SSgA Bond Index Fund
LVIP SSgA Bond Index Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP SSgA Bond Index Fund (the “Fund”), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index*.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP SSgA Bond Index Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP SSgA Bond Index Fund		Standard Class	Service Class
Management Fee		0.40%	0.40%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.09%	0.09%
Total Annual Fund Operating Expenses		0.49%	0.74%
Less Fee Waiver	[1]	(0.10%)	(0.10%)
Net Expenses (After Fee Waiver)		0.39%	0.64%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.07% of the first $500 million of average daily net assets of the Fund and 0.12% of average daily net assets of the Fund in excess of $500 million. This agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with the fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP SSgA Bond Index Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	40	147	264	606
Service Class	65	226	402	909

Expense Example, No Redemption LVIP SSgA Bond Index Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	40	147	264	606
Service Class	65	226	402	909

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall sector and quality weightings are also closely replicated to the Barclays Capital U.S. Aggregate Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. The Fund, under normal circumstances, invests at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Index. In pursuing its objective, the Fund may engage in active trading.

The Fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

*Barclays Capital U.S. Aggregate Index is a trademark of Barclays Capital and has been licensed for use in connection with the management of the Fund. The Fund is not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in the Fund.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Passive Management Risk: The Fund uses an indexing strategy and do not individually select securities. The Fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  U.S. Treasury Risk: Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2011 at: 3.73%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2010 at: (1.41%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP SSgA Bond Index Fund	1 year	Since Inception	Inception Date
Standard Class	7.40%	5.77%	May 1, 2008
Service Class	7.13%	5.51%	May 1, 2008
Barclays Capital U.S. Aggregate Index	7.84%	6.38%	May 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
LVIP SSgA Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP SSgA Bond Index Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP SSgA Bond Index Fund (the “Fund”), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index*.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with the fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall sector and quality weightings are also closely replicated to the Barclays Capital U.S. Aggregate Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. The Fund, under normal circumstances, invests at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Index. In pursuing its objective, the Fund may engage in active trading.

The Fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

*Barclays Capital U.S. Aggregate Index is a trademark of Barclays Capital and has been licensed for use in connection with the management of the Fund. The Fund is not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Passive Management Risk: The Fund uses an indexing strategy and do not individually select securities. The Fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  U.S. Treasury Risk: Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2011 at: 3.73%.
		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2010 at: (1.41%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP SSgA Bond Index Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	40
3 years	rr_ExpenseExampleYear03	147
5 years	rr_ExpenseExampleYear05	264
10 years	rr_ExpenseExampleYear10	606
1 year	rr_ExpenseExampleNoRedemptionYear01	40
3 years	rr_ExpenseExampleNoRedemptionYear03	147
5 years	rr_ExpenseExampleNoRedemptionYear05	264
10 years	rr_ExpenseExampleNoRedemptionYear10	606
2009	rr_AnnualReturn2009	4.53%
2010	rr_AnnualReturn2010	5.97%
2011	rr_AnnualReturn2011	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.41%)
1 year	rr_AverageAnnualReturnYear01	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
LVIP SSgA Bond Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	226
5 years	rr_ExpenseExampleYear05	402
10 years	rr_ExpenseExampleYear10	909
1 year	rr_ExpenseExampleNoRedemptionYear01	65
3 years	rr_ExpenseExampleNoRedemptionYear03	226
5 years	rr_ExpenseExampleNoRedemptionYear05	402
10 years	rr_ExpenseExampleNoRedemptionYear10	909
1 year	rr_AverageAnnualReturnYear01	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
LVIP SSgA Bond Index Fund | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008

[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.07% of the first $500 million of average daily net assets of the Fund and 0.12% of average daily net assets of the Fund in excess of $500 million. This agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 9, 2012